Intangible Assets, net (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		$ (2,800)	$ (11,443)	$ (2,800)
Net carrying amount			89,607
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross carrying amount		63,761	102,285	63,761
Accumulated amortization		(2,800)	(11,443)	(2,800)
Net carrying amount		60,961	90,842	60,961
Amortization expense	$ 0	2,800	8,640
Future Amortization Expense on Intangible Assets
2022			9,443
2023			9,304
2024			8,664
2025			7,768
2026			7,221
Thereafter			47,207
Cosmos Tradename
Indefinite-lived Intangible Assets [Line Items]
Carrying amount		300	300	300
IPR&D
Indefinite-lived Intangible Assets [Line Items]
Carrying amount		208	935	208
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		31,541	48,612	31,541
Accumulated amortization		(899)	(3,592)	(899)
Net carrying amount		30,642	$ 45,020	$ 30,642
Weighted average useful life in years			19 years	19 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		(899)	$ (3,592)	$ (899)
Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		25,368	43,339	25,368
Accumulated amortization		(1,508)	(5,894)	(1,508)
Net carrying amount		23,860	$ 37,445	$ 23,860
Weighted average useful life in years			14 years	12 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		(1,508)	$ (5,894)	$ (1,508)
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		6,344	6,807	6,344
Accumulated amortization		(393)	(1,572)	(393)
Net carrying amount		5,951	$ 5,235	$ 5,951
Weighted average useful life in years			7 years	9 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		$ (393)	$ (1,572)	$ (393)
Internal-use software licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			2,292
Accumulated amortization			(385)
Net carrying amount			$ 1,907
Weighted average useful life in years			3 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization			$ (385)